Unaudited Condensed Consolidated Statements of Continuing Operations (Parentheticals) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Commissions, related party	$ 238,016	$ 134,085
Vessel operating expenses, related party	95,380	75,770
Net gain on sale of vessels, related party	64,500	53,871
Other general and administrative expenses, related party	$ 936,126	$ 707,673